SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of inventory - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of inventory [Abstract]
Raw Material	$ 784,297	$ 372,101	$ 307,947
Work in Process	116,709
Finished Goods	73,994	55,415	39,998
TOTAL INVENTORY	$ 975,000	$ 427,516	$ 347,945